UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Asset Manager: Growth Portfolio

VIP International Capital Appreciation Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,017.00	$ 5.50
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class
Actual	$ 1,000.00	$ 1,017.00	$ 6.00
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2
Actual	$ 1,000.00	$ 1,015.30	$ 6.75
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R
Actual	$ 1,000.00	$ 1,017.90	$ 5.50
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R
Actual	$ 1,000.00	$ 1,017.00	$ 6.00
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R
Actual	$ 1,000.00	$ 1,015.30	$ 6.75
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R
Actual	$ 1,000.00	$ 1,016.10	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class R	1.20%
Service Class 2R	1.35%
Investor Class R	1.25%

Semiannual Report

VIP International Capital Appreciation Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2006
Japan	18.4%
France	17.0%
United States of America	12.6%
Germany	10.2%
Switzerland	9.5%
Canada	4.9%
Korea (South)	4.3%
United Kingdom	4.2%
Netherlands	4.2%
Other	14.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2005
Japan	19.9%
United States of America	11.6%
Switzerland	10.9%
France	10.9%
Taiwan	10.6%
United Kingdom	8.5%
Germany	7.6%
Canada	5.7%
Netherlands	3.7%
Other	10.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	93.2	95.2
Short-Term Investments and Net Other Assets	6.8	4.8
Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4	3.4
UBS AG (NY Shares) (Switzerland, Capital Markets)	2.7	2.1
E.ON AG (Germany, Electric Utilities)	2.5	4.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.2	3.5
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.2	0.0
Halliburton Co. (United States of America, Energy Equipment & Services)	2.2	2.8
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	2.1	1.9
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.1	3.3
Synthes, Inc. (United States of America, Health Care Equipment & Supplies)	2.1	1.5
Societe Generale Series A (France, Commercial Banks)	2.1	0.0
	23.6
Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.6	23.1
Energy	11.8	15.9
Industrials	10.1	2.5
Information Technology	9.2	25.7
Health Care	8.9	8.9
Consumer Discretionary	8.1	3.9
Consumer Staples	6.8	3.9
Materials	5.2	4.8
Utilities	2.5	4.0
Telecommunication Services	0.0	2.5

Semiannual Report

VIP International Capital Appreciation Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (Note 1)
Australia - 0.9%
BHP Billiton Ltd. sponsored ADR	8,800	$ 379,016
Austria - 1.4%
OMV AG	9,600	571,649
Canada - 4.9%
ATI Technologies, Inc. (a)	26,000	379,056
Canadian Natural Resources Ltd.	15,400	851,463
Talisman Energy, Inc.	41,900	731,176
TOTAL CANADA		1,961,695
Finland - 0.6%
Metso Corp. sponsored ADR	6,300	227,871
France - 17.0%
Accor SA	4,000	243,509
AXA SA	19,300	633,508
AXA SA rights 6/30/06 (a)	19,300	16,294
BNP Paribas SA	7,500	718,111
Compagnie Generale de Geophysique SA (a)	3,100	534,949
Neopost SA	5,492	625,960
Nexity	6,000	348,608
Pernod Ricard SA	3,869	767,130
Renault SA	3,996	429,381
Sanofi-Aventis sponsored ADR	10,900	530,830
Schneider Electric SA	4,200	437,870
Societe Generale Series A	5,600	823,805
Total SA Series B	10,440	684,029
TOTAL FRANCE		6,793,984
Germany - 10.2%
Allianz AG (Reg.)	4,100	647,800
Deutsche Postbank AG	4,800	345,445
E.ON AG	8,600	989,430
Heidelberger Druckmaschinen AG	14,779	672,083
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	5,100	696,820
Pfleiderer AG	17,500	491,373
Techem AG	5,600	259,319
TOTAL GERMANY		4,102,270
India - 1.3%
Infosys Technologies Ltd.	7,790	522,777
Italy - 4.2%
Banca Intesa Spa	65,200	381,823
Fiat Spa (a)	48,500	644,360
Unicredito Italiano Spa	81,000	634,436
TOTAL ITALY		1,660,619
Japan - 18.4%
Aeon Co. Ltd.	35,200	772,139
Credit Saison Co. Ltd.	10,500	497,356
Daiwa Securities Group, Inc.	27,800	331,389
Fanuc Ltd.	4,400	395,298

	Shares	Value (Note 1)
Hoya Corp.	12,900	$ 458,842
Mitsui Fudosan Co. Ltd.	18,000	390,911
Nikko Cordial Corp.	47,000	601,337
Nitto Denko Corp.	9,400	669,522
ORIX Corp.	2,950	720,581
Shin-Etsu Chemical Co. Ltd.	8,300	451,178
Sony Corp.	7,800	343,512
Sony Corp. sponsored ADR	300	13,212
Sumitomo Electric Industries Ltd.	31,300	458,456
Sumitomo Mitsui Financial Group, Inc.	84	888,267
T&D Holdings, Inc.	3,800	307,188
Tokuyama Corp.	5,300	78,742
TOTAL JAPAN		7,377,930
Korea (South) - 4.3%
Daegu Bank Co. Ltd.	15,920	285,275
Kookmin Bank sponsored ADR	4,500	373,770
Samsung Electronics Co. Ltd.	1,380	877,137
Shinsegae Co. Ltd.	396	198,271
TOTAL KOREA (SOUTH)		1,734,453
Netherlands - 4.2%
ING Groep NV (Certificaten Van Aandelen)	17,000	668,440
Koninklijke Numico NV	11,600	520,691
Koninklijke Philips Electronics NV (NY Shares)	15,600	485,784
TOTAL NETHERLANDS		1,674,915
Norway - 1.8%
Norsk Hydro ASA	19,580	522,982
Renewable Energy Corp. AS	12,900	184,466
TOTAL NORWAY		707,448
South Africa - 1.1%
FirstRand Ltd.	73,500	173,243
Nedbank Group Ltd.	11,000	173,361
Steinhoff International Holdings Ltd.	33,329	99,243
TOTAL SOUTH AFRICA		445,847
Sweden - 1.3%
Atlas Copco AB (A Shares)	18,300	508,644
Switzerland - 9.5%
Novartis AG (Reg.)	15,407	830,745
Roche Holding AG (participation certificate)	8,297	1,371,637
Syngenta AG sponsored ADR	20,200	536,512
UBS AG (NY Shares)	9,700	1,064,090
TOTAL SWITZERLAND		3,802,984
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc.	581,000	574,208
Turkey - 0.7%
Finansbank AS	57,600	280,265
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - 4.2%
BAE Systems PLC	89,200	$ 610,013
Benfield Group PLC	34,200	218,070
HSBC Holdings PLC (Hong Kong) (Reg.)	22,300	394,041
Reckitt Benckiser PLC	12,300	459,539
TOTAL UNITED KINGDOM		1,681,663
United States of America - 5.8%
Halliburton Co.	11,800	875,678
NTL, Inc.	24,150	601,335
Synthes, Inc.	6,880	830,102
TOTAL UNITED STATES OF AMERICA		2,307,115
TOTAL COMMON STOCKS (Cost $36,364,543)		37,315,353
Money Market Funds - 6.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b) (Cost $2,410,293)	2,410,293	$ 2,410,293
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $38,774,836)		39,725,646
NET OTHER ASSETS - 0.8%		313,665
NET ASSETS - 100%		$ 40,039,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,027

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

VIP International Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $36,364,543)	$ 37,315,353
Affiliated Central Funds (cost $2,410,293)	2,410,293
Total Investments (cost $38,774,836)		$ 39,725,646
Receivable for investments sold		289,937
Receivable for fund shares sold		28,492
Dividends receivable		59,234
Interest receivable		7,133
Receivable from investment adviser for expense reductions		17,459
Other receivables		5,425
Total assets		40,133,326

Liabilities
Payable to custodian bank	$ 2,285
Payable for fund shares redeemed	4,059
Accrued management fee	22,855
Distribution fees payable	243
Other affiliated payables	6,943
Other payables and accrued expenses	57,630
Total liabilities		94,015

Net Assets		$ 40,039,311
Net Assets consist of:
Paid in capital		$ 38,735,160
Undistributed net investment income		306,675
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,477
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		948,999
Net Assets		$ 40,039,311

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($1,417,024 ÷ 122,000 shares)	$ 11.61

Service Class: Net Asset Value, offering price and redemption price per share ($350,661 ÷ 30,213 shares)	$ 11.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($466,473 ÷ 40,231 shares)	$ 11.59

Initial Class R: Net Asset Value, offering price and redemption price per share ($15,204,288 ÷ 1,308,692 shares)	$ 11.62

Service Class R: Net Asset Value, offering price and redemption price per share ($350,660 ÷ 30,213 shares)	$ 11.61

Service Class 2R: Net Asset Value, offering price and redemption price per share ($466,474 ÷ 40,231 shares)	$ 11.59

Investor Class R: Net Asset Value, offering price and redemption price per share ($21,783,731 ÷ 1,877,855 shares)	$ 11.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP International Capital Appreciation Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 525,869
Interest		40
Income from affiliated Central Funds		42,027
		567,936
Less foreign taxes withheld		(67,288)
Total income		500,648

Expenses
Management fee	$ 124,746
Transfer agent fees	24,703
Distribution fees	1,548
Accounting fees and expenses	10,577
Independent trustees' compensation	60
Custodian fees and expenses	124,762
Audit	35,410
Legal	2,719
Miscellaneous	1,441
Total expenses before reductions	325,966
Expense reductions	(138,164)	187,802
Net investment income (loss)		312,846
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,207)	105,486
Foreign currency transactions	(3,692)
Total net realized gain (loss)		101,794
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,533)	(599,058)
Assets and liabilities in foreign currencies	1,164
Total change in net unrealized appreciation (depreciation)		(597,894)
Net gain (loss)		(496,100)
Net increase (decrease) in net assets resulting from operations		$ (183,254)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,846	$ 36,898
Net realized gain (loss)	101,794	75,776
Change in net unrealized appreciation (depreciation)	(597,894)	1,498,698
Net increase (decrease) in net assets resulting from operations	(183,254)	1,611,372
Distributions to shareholders from net investment income	-	(36,055)
Distributions to shareholders from net realized gain	(112,203)	(24,458)
Total distributions	(112,203)	(60,513)
Share transactions - net increase (decrease)	19,193,084	17,530,687
Redemption fees	11,016	310
Total increase (decrease) in net assets	18,908,643	19,081,856

Net Assets
Beginning of period	21,130,668	2,048,812
End of period (including undistributed net investment income of $306,675 and undistributed net investment income of $0, respectively.)	$ 40,039,311	$ 21,130,668

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Apprecation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.06	- I
Net realized and unrealized gain (loss)	.09 F	1.21	.24
Total from investment operations	.20	1.27	.24
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.05)	(.05) J	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.61	$ 11.46	$ 10.24
Total Returnl B, C, D	1.70%	12.37%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	1.94% A	3.55%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	.99% A	.91%	.92% A
Net investment income (loss)	.93% K	.53%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,417	$ 9,367	$ 307
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. GFor the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. K Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.10	- I
Net realized and unrealized gain (loss)	.10 F	1.16	.24
Total from investment operations	.20	1.26	.24
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.05)	(.04) J	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.61	$ 11.46	$ 10.24
Total Return B, C, D	1.70%	12.27%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20% A
Expenses net of all reductions	1.09% A	1.01%	1.01% A
Net investment income (loss)	.89% K	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 351	$ 345	$ 307
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. K Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09	- I
Net realized and unrealized gain (loss)	.08 F	1.15	.24
Total from investment operations	.18	1.24	.24
Distributions from net realized gain	(.05)	(.02)	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.59	$ 11.46	$ 10.24
Total Return B, C, D	1.53%	12.12%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	2.04% A	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35% A
Expenses net of all reductions	1.24% A	1.16%	1.17% A
Net investment income (loss)	.81% J	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 459	$ 410
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

Financial Highlights - Initial Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.11	- I
Net realized and unrealized gain (loss)	.10 F	1.16	.24
Total from investment operations	.21	1.27	.24
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.05)	(.05) J	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.62	$ 11.46	$ 10.24
Total Return B, C, D	1.79%	12.37%	2.40%
Ratios to Average Net AssetsH
Expenses before reductions	1.74% A	4.25%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	.98% A	.91%	.92% A
Net investment income (loss)	.94% K	1.08%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,204	$ 345	$ 307
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. K Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.10	- I
Net realized and unrealized gain (loss)	.10 F	1.16	.24
Total from investment operations	.20	1.26	.24
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.05)	(.04)J	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.61	$ 11.46	$ 10.24
Total Return B, C, D	1.70%	12.27%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20% A
Expenses net of all reductions	1.09% A	1.01%	1.01% A
Net investment income (loss)	.89% K	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 351	$ 345	$ 307
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. K Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09	- I
Net realized and unrealized gain (loss)	.08 F	1.15	.24
Total from investment operations	.18	1.24	.24
Distributions from net realized gain	(.05)	(.02)	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.59	$ 11.46	$ 10.24
Total Return B, C, D	1.53%	12.12%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	2.04% A	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35% A
Expenses net of all reductions	1.24% A	1.16%	1.17% A
Net investment income (loss)	.81% J	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 459	$ 410
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JRatio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.10	.01
Net realized and unrealized gain (loss)	.09 F	1.16
Total from investment operations	.19	1.17
Distributions from net investment income	-	(.02)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.05)	(.03)
Redemption fees added to paid in capital E	- I	- I
Net asset value, end of period	$ 11.60	$ 11.46
Total Return B, C, D	1.61%	11.39%
Ratios to Average Net Assets H
Expenses before reductions	1.90% A	2.19% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.14% A	1.06% A
Net investment income (loss)	.86% J	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,784	$ 9,810
Portfolio turnover rate	167% A	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JRatio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP International Capital Appreciation Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,297,733
Unrealized depreciation	(1,474,889)
Net unrealized appreciation (depreciation)	$ 822,844
Cost for federal income tax purposes	$ 38,902,802

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,798,514 and $27,104,910, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

VIP International Capital Appreciation Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 179
Service Class 2	595
Service Class R	179
Service Class 2R	595
$ 1,548

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class R pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class R pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,633
Service Class	119
Service Class 2	159
Initial Class R	3,778
Service Class R	119
Service Class 2R	159
Investor Class R	17,736
$ 24,703

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $278 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $32 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 20,915
Service Class	1.20%	1,229
Service Class 2	1.35%	1,636
Initial Class R	1.10%	33,533
Service Class R	1.20%	1,229
Service Class 2R	1.35%	1,636
Service Class R	1.25%	58,340
		$ 118,518

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,579 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $67.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ -	$ 17,173
Service Class	-	360
Initial Class R	-	661
Service Class R	-	360
Investor Class R	-	17,501
Total	$ -	$ 36,055
From net realized gain
Initial Class	$ 51,915	$ 10,447
Service Class	1,354	690
Service Class 2	1,803	800
Initial Class R	1,356	690
Service Class R	1,354	690
Service Class 2R	1,803	800
Investor Class R	52,618	10,341
Total	$ 112,203	$ 24,458

A Distributions for Investor Class R are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP International Capital Appreciation Portfolio

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005A	Six months ended June 30, 2006	Year ended December 31, 2005A
Initial Class
Shares sold	535,572	921,874	$ 6,342,192	$ 9,755,347
Reinvestment of distributions	4,452	2,426	51,915	27,620
Shares redeemed	(1,235,255)	(137,070)	(14,459,747)	(1,461,993)
Net increase (decrease)	(695,231)	787,230	$ (8,065,640)	$ 8,320,974
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	116	96	1,354	1,051
Net increase (decrease)	116	96	$ 1,354	$ 1,051
Service Class 2
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	155	75	1,803	800
Net increase (decrease)	155	75	$ 1,803	$ 800
Initial Class R
Shares sold	1,509,000	-	$ 17,822,273	$ -
Reinvestment of distributions	116	122	1,356	1,351
Shares redeemed	(230,547)	-	(2,693,936)	-
Net increase (decrease)	1,278,569	122	$ 15,129,693	$ 1,351
Service Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	116	96	1,354	1,051
Net increase (decrease)	116	96	$ 1,354	$ 1,051
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	155	75	1,803	800
Net increase (decrease)	155	75	$ 1,803	$ 800
Investor Class R
Shares sold	1,177,614	854,371	$ 13,968,141	$ 9,182,604
Reinvestment of distributions	4,517	2,444	52,618	27,842
Shares redeemed	(160,570)	(521)	(1,898,042)	(5,786)
Net increase (decrease)	1,021,561	856,294	$ 12,122,717	$ 9,204,660

A Share transactions for Investor Class R are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP International Capital Appreciation Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0806
1.818378.101

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio - Class R

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP International Capital Appreciation Portfolio

VIP International Capital Appreciation Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,017.00	$ 5.50
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class
Actual	$ 1,000.00	$ 1,017.00	$ 6.00
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2
Actual	$ 1,000.00	$ 1,015.30	$ 6.75
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R
Actual	$ 1,000.00	$ 1,017.90	$ 5.50
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R
Actual	$ 1,000.00	$ 1,017.00	$ 6.00
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R
Actual	$ 1,000.00	$ 1,015.30	$ 6.75
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R
Actual	$ 1,000.00	$ 1,016.10	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class R	1.20%
Service Class 2R	1.35%
Investor Class R	1.25%

Semiannual Report

VIP International Capital Appreciation Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2006
Japan	18.4%
France	17.0%
United States of America	12.6%
Germany	10.2%
Switzerland	9.5%
Canada	4.9%
Korea (South)	4.3%
United Kingdom	4.2%
Netherlands	4.2%
Other	14.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2005
Japan	19.9%
United States of America	11.6%
Switzerland	10.9%
France	10.9%
Taiwan	10.6%
United Kingdom	8.5%
Germany	7.6%
Canada	5.7%
Netherlands	3.7%
Other	10.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	93.2	95.2
Short-Term Investments and Net Other Assets	6.8	4.8
Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4	3.4
UBS AG (NY Shares) (Switzerland, Capital Markets)	2.7	2.1
E.ON AG (Germany, Electric Utilities)	2.5	4.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.2	3.5
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.2	0.0
Halliburton Co. (United States of America, Energy Equipment & Services)	2.2	2.8
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	2.1	1.9
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.1	3.3
Synthes, Inc. (United States of America, Health Care Equipment & Supplies)	2.1	1.5
Societe Generale Series A (France, Commercial Banks)	2.1	0.0
	23.6
Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.6	23.1
Energy	11.8	15.9
Industrials	10.1	2.5
Information Technology	9.2	25.7
Health Care	8.9	8.9
Consumer Discretionary	8.1	3.9
Consumer Staples	6.8	3.9
Materials	5.2	4.8
Utilities	2.5	4.0
Telecommunication Services	0.0	2.5

Semiannual Report

VIP International Capital Appreciation Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (Note 1)
Australia - 0.9%
BHP Billiton Ltd. sponsored ADR	8,800	$ 379,016
Austria - 1.4%
OMV AG	9,600	571,649
Canada - 4.9%
ATI Technologies, Inc. (a)	26,000	379,056
Canadian Natural Resources Ltd.	15,400	851,463
Talisman Energy, Inc.	41,900	731,176
TOTAL CANADA		1,961,695
Finland - 0.6%
Metso Corp. sponsored ADR	6,300	227,871
France - 17.0%
Accor SA	4,000	243,509
AXA SA	19,300	633,508
AXA SA rights 6/30/06 (a)	19,300	16,294
BNP Paribas SA	7,500	718,111
Compagnie Generale de Geophysique SA (a)	3,100	534,949
Neopost SA	5,492	625,960
Nexity	6,000	348,608
Pernod Ricard SA	3,869	767,130
Renault SA	3,996	429,381
Sanofi-Aventis sponsored ADR	10,900	530,830
Schneider Electric SA	4,200	437,870
Societe Generale Series A	5,600	823,805
Total SA Series B	10,440	684,029
TOTAL FRANCE		6,793,984
Germany - 10.2%
Allianz AG (Reg.)	4,100	647,800
Deutsche Postbank AG	4,800	345,445
E.ON AG	8,600	989,430
Heidelberger Druckmaschinen AG	14,779	672,083
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	5,100	696,820
Pfleiderer AG	17,500	491,373
Techem AG	5,600	259,319
TOTAL GERMANY		4,102,270
India - 1.3%
Infosys Technologies Ltd.	7,790	522,777
Italy - 4.2%
Banca Intesa Spa	65,200	381,823
Fiat Spa (a)	48,500	644,360
Unicredito Italiano Spa	81,000	634,436
TOTAL ITALY		1,660,619
Japan - 18.4%
Aeon Co. Ltd.	35,200	772,139
Credit Saison Co. Ltd.	10,500	497,356
Daiwa Securities Group, Inc.	27,800	331,389
Fanuc Ltd.	4,400	395,298

	Shares	Value (Note 1)
Hoya Corp.	12,900	$ 458,842
Mitsui Fudosan Co. Ltd.	18,000	390,911
Nikko Cordial Corp.	47,000	601,337
Nitto Denko Corp.	9,400	669,522
ORIX Corp.	2,950	720,581
Shin-Etsu Chemical Co. Ltd.	8,300	451,178
Sony Corp.	7,800	343,512
Sony Corp. sponsored ADR	300	13,212
Sumitomo Electric Industries Ltd.	31,300	458,456
Sumitomo Mitsui Financial Group, Inc.	84	888,267
T&D Holdings, Inc.	3,800	307,188
Tokuyama Corp.	5,300	78,742
TOTAL JAPAN		7,377,930
Korea (South) - 4.3%
Daegu Bank Co. Ltd.	15,920	285,275
Kookmin Bank sponsored ADR	4,500	373,770
Samsung Electronics Co. Ltd.	1,380	877,137
Shinsegae Co. Ltd.	396	198,271
TOTAL KOREA (SOUTH)		1,734,453
Netherlands - 4.2%
ING Groep NV (Certificaten Van Aandelen)	17,000	668,440
Koninklijke Numico NV	11,600	520,691
Koninklijke Philips Electronics NV (NY Shares)	15,600	485,784
TOTAL NETHERLANDS		1,674,915
Norway - 1.8%
Norsk Hydro ASA	19,580	522,982
Renewable Energy Corp. AS	12,900	184,466
TOTAL NORWAY		707,448
South Africa - 1.1%
FirstRand Ltd.	73,500	173,243
Nedbank Group Ltd.	11,000	173,361
Steinhoff International Holdings Ltd.	33,329	99,243
TOTAL SOUTH AFRICA		445,847
Sweden - 1.3%
Atlas Copco AB (A Shares)	18,300	508,644
Switzerland - 9.5%
Novartis AG (Reg.)	15,407	830,745
Roche Holding AG (participation certificate)	8,297	1,371,637
Syngenta AG sponsored ADR	20,200	536,512
UBS AG (NY Shares)	9,700	1,064,090
TOTAL SWITZERLAND		3,802,984
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc.	581,000	574,208
Turkey - 0.7%
Finansbank AS	57,600	280,265
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - 4.2%
BAE Systems PLC	89,200	$ 610,013
Benfield Group PLC	34,200	218,070
HSBC Holdings PLC (Hong Kong) (Reg.)	22,300	394,041
Reckitt Benckiser PLC	12,300	459,539
TOTAL UNITED KINGDOM		1,681,663
United States of America - 5.8%
Halliburton Co.	11,800	875,678
NTL, Inc.	24,150	601,335
Synthes, Inc.	6,880	830,102
TOTAL UNITED STATES OF AMERICA		2,307,115
TOTAL COMMON STOCKS (Cost $36,364,543)		37,315,353
Money Market Funds - 6.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b) (Cost $2,410,293)	2,410,293	$ 2,410,293
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $38,774,836)		39,725,646
NET OTHER ASSETS - 0.8%		313,665
NET ASSETS - 100%		$ 40,039,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,027

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

VIP International Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $36,364,543)	$ 37,315,353
Affiliated Central Funds (cost $2,410,293)	2,410,293
Total Investments (cost $38,774,836)		$ 39,725,646
Receivable for investments sold		289,937
Receivable for fund shares sold		28,492
Dividends receivable		59,234
Interest receivable		7,133
Receivable from investment adviser for expense reductions		17,459
Other receivables		5,425
Total assets		40,133,326

Liabilities
Payable to custodian bank	$ 2,285
Payable for fund shares redeemed	4,059
Accrued management fee	22,855
Distribution fees payable	243
Other affiliated payables	6,943
Other payables and accrued expenses	57,630
Total liabilities		94,015

Net Assets		$ 40,039,311
Net Assets consist of:
Paid in capital		$ 38,735,160
Undistributed net investment income		306,675
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,477
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		948,999
Net Assets		$ 40,039,311

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($1,417,024 ÷ 122,000 shares)	$ 11.61

Service Class: Net Asset Value, offering price and redemption price per share ($350,661 ÷ 30,213 shares)	$ 11.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($466,473 ÷ 40,231 shares)	$ 11.59

Initial Class R: Net Asset Value, offering price and redemption price per share ($15,204,288 ÷ 1,308,692 shares)	$ 11.62

Service Class R: Net Asset Value, offering price and redemption price per share ($350,660 ÷ 30,213 shares)	$ 11.61

Service Class 2R: Net Asset Value, offering price and redemption price per share ($466,474 ÷ 40,231 shares)	$ 11.59

Investor Class R: Net Asset Value, offering price and redemption price per share ($21,783,731 ÷ 1,877,855 shares)	$ 11.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP International Capital Appreciation Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 525,869
Interest		40
Income from affiliated Central Funds		42,027
		567,936
Less foreign taxes withheld		(67,288)
Total income		500,648

Expenses
Management fee	$ 124,746
Transfer agent fees	24,703
Distribution fees	1,548
Accounting fees and expenses	10,577
Independent trustees' compensation	60
Custodian fees and expenses	124,762
Audit	35,410
Legal	2,719
Miscellaneous	1,441
Total expenses before reductions	325,966
Expense reductions	(138,164)	187,802
Net investment income (loss)		312,846
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,207)	105,486
Foreign currency transactions	(3,692)
Total net realized gain (loss)		101,794
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,533)	(599,058)
Assets and liabilities in foreign currencies	1,164
Total change in net unrealized appreciation (depreciation)		(597,894)
Net gain (loss)		(496,100)
Net increase (decrease) in net assets resulting from operations		$ (183,254)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,846	$ 36,898
Net realized gain (loss)	101,794	75,776
Change in net unrealized appreciation (depreciation)	(597,894)	1,498,698
Net increase (decrease) in net assets resulting from operations	(183,254)	1,611,372
Distributions to shareholders from net investment income	-	(36,055)
Distributions to shareholders from net realized gain	(112,203)	(24,458)
Total distributions	(112,203)	(60,513)
Share transactions - net increase (decrease)	19,193,084	17,530,687
Redemption fees	11,016	310
Total increase (decrease) in net assets	18,908,643	19,081,856

Net Assets
Beginning of period	21,130,668	2,048,812
End of period (including undistributed net investment income of $306,675 and undistributed net investment income of $0, respectively.)	$ 40,039,311	$ 21,130,668

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Apprecation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.06	- I
Net realized and unrealized gain (loss)	.09 F	1.21	.24
Total from investment operations	.20	1.27	.24
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.05)	(.05) J	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.61	$ 11.46	$ 10.24
Total Returnl B, C, D	1.70%	12.37%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	1.94% A	3.55%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	.99% A	.91%	.92% A
Net investment income (loss)	.93% K	.53%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,417	$ 9,367	$ 307
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. GFor the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. K Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.10	- I
Net realized and unrealized gain (loss)	.10 F	1.16	.24
Total from investment operations	.20	1.26	.24
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.05)	(.04) J	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.61	$ 11.46	$ 10.24
Total Return B, C, D	1.70%	12.27%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20% A
Expenses net of all reductions	1.09% A	1.01%	1.01% A
Net investment income (loss)	.89% K	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 351	$ 345	$ 307
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. K Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09	- I
Net realized and unrealized gain (loss)	.08 F	1.15	.24
Total from investment operations	.18	1.24	.24
Distributions from net realized gain	(.05)	(.02)	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.59	$ 11.46	$ 10.24
Total Return B, C, D	1.53%	12.12%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	2.04% A	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35% A
Expenses net of all reductions	1.24% A	1.16%	1.17% A
Net investment income (loss)	.81% J	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 459	$ 410
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

Financial Highlights - Initial Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.11	- I
Net realized and unrealized gain (loss)	.10 F	1.16	.24
Total from investment operations	.21	1.27	.24
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.05)	(.05) J	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.62	$ 11.46	$ 10.24
Total Return B, C, D	1.79%	12.37%	2.40%
Ratios to Average Net AssetsH
Expenses before reductions	1.74% A	4.25%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	.98% A	.91%	.92% A
Net investment income (loss)	.94% K	1.08%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,204	$ 345	$ 307
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. K Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.10	- I
Net realized and unrealized gain (loss)	.10 F	1.16	.24
Total from investment operations	.20	1.26	.24
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.05)	(.04)J	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.61	$ 11.46	$ 10.24
Total Return B, C, D	1.70%	12.27%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20% A
Expenses net of all reductions	1.09% A	1.01%	1.01% A
Net investment income (loss)	.89% K	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 351	$ 345	$ 307
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. K Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09	- I
Net realized and unrealized gain (loss)	.08 F	1.15	.24
Total from investment operations	.18	1.24	.24
Distributions from net realized gain	(.05)	(.02)	-
Redemption fees added to paid in capital E	- I	- I	-
Net asset value, end of period	$ 11.59	$ 11.46	$ 10.24
Total Return B, C, D	1.53%	12.12%	2.40%
Ratios to Average Net Assets H
Expenses before reductions	2.04% A	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35% A
Expenses net of all reductions	1.24% A	1.16%	1.17% A
Net investment income (loss)	.81% J	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 459	$ 410
Portfolio turnover rate	167% A	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 22, 2004 (commencement of operations) to December 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JRatio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.10	.01
Net realized and unrealized gain (loss)	.09 F	1.16
Total from investment operations	.19	1.17
Distributions from net investment income	-	(.02)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.05)	(.03)
Redemption fees added to paid in capital E	- I	- I
Net asset value, end of period	$ 11.60	$ 11.46
Total Return B, C, D	1.61%	11.39%
Ratios to Average Net Assets H
Expenses before reductions	1.90% A	2.19% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.14% A	1.06% A
Net investment income (loss)	.86% J	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,784	$ 9,810
Portfolio turnover rate	167% A	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JRatio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP International Capital Appreciation Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,297,733
Unrealized depreciation	(1,474,889)
Net unrealized appreciation (depreciation)	$ 822,844
Cost for federal income tax purposes	$ 38,902,802

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,798,514 and $27,104,910, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

VIP International Capital Appreciation Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 179
Service Class 2	595
Service Class R	179
Service Class 2R	595
$ 1,548

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class R pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class R pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,633
Service Class	119
Service Class 2	159
Initial Class R	3,778
Service Class R	119
Service Class 2R	159
Investor Class R	17,736
$ 24,703

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $278 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $32 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 20,915
Service Class	1.20%	1,229
Service Class 2	1.35%	1,636
Initial Class R	1.10%	33,533
Service Class R	1.20%	1,229
Service Class 2R	1.35%	1,636
Service Class R	1.25%	58,340
		$ 118,518

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,579 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $67.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ -	$ 17,173
Service Class	-	360
Initial Class R	-	661
Service Class R	-	360
Investor Class R	-	17,501
Total	$ -	$ 36,055
From net realized gain
Initial Class	$ 51,915	$ 10,447
Service Class	1,354	690
Service Class 2	1,803	800
Initial Class R	1,356	690
Service Class R	1,354	690
Service Class 2R	1,803	800
Investor Class R	52,618	10,341
Total	$ 112,203	$ 24,458

A Distributions for Investor Class R are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP International Capital Appreciation Portfolio

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005A	Six months ended June 30, 2006	Year ended December 31, 2005A
Initial Class
Shares sold	535,572	921,874	$ 6,342,192	$ 9,755,347
Reinvestment of distributions	4,452	2,426	51,915	27,620
Shares redeemed	(1,235,255)	(137,070)	(14,459,747)	(1,461,993)
Net increase (decrease)	(695,231)	787,230	$ (8,065,640)	$ 8,320,974
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	116	96	1,354	1,051
Net increase (decrease)	116	96	$ 1,354	$ 1,051
Service Class 2
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	155	75	1,803	800
Net increase (decrease)	155	75	$ 1,803	$ 800
Initial Class R
Shares sold	1,509,000	-	$ 17,822,273	$ -
Reinvestment of distributions	116	122	1,356	1,351
Shares redeemed	(230,547)	-	(2,693,936)	-
Net increase (decrease)	1,278,569	122	$ 15,129,693	$ 1,351
Service Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	116	96	1,354	1,051
Net increase (decrease)	116	96	$ 1,354	$ 1,051
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	155	75	1,803	800
Net increase (decrease)	155	75	$ 1,803	$ 800
Investor Class R
Shares sold	1,177,614	854,371	$ 13,968,141	$ 9,182,604
Reinvestment of distributions	4,517	2,444	52,618	27,842
Shares redeemed	(160,570)	(521)	(1,898,042)	(5,786)
Net increase (decrease)	1,021,561	856,294	$ 12,122,717	$ 9,204,660

A Share transactions for Investor Class R are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP International Capital Appreciation Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAPR-SANN-0806
1.833456.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: International Capital Appreciation Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: International Capital Appreciation Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006